Investments - Additional Information (Detail) - USD ($) $ in Billions	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Equity investments without readily determinable fair values measured at cost with adjustments for observable changes in price or impairments	$ 12.4	$ 2.9
Equity investments measured using equity method	$ 12.0	$ 6.0